Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
23.	Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions on taxes other than income tax	Other provisions	Total
At December 31, 2015	3,704	1,572	480	215	5,971
Arising during the year	—	533	413	1,678	2,624
Utilized	(52)	(885)	(14)	(118)	(1,069)
Revision in estimated cash flow and discount rate adjustment	(230)	—	—	—	(230)
Unused amounts reversed	—	(474)	(31)	—	(505)
Unwinding of discount	256	—	—	—	256
Exchange differences	—	—	(88)	(43)	(131)

At December 31, 2016	3,678	746	760	1,732	6,916

Current	258	746	760	1,732	3,496
Non-current	3,420	—	—	—	3,420
Arising during the year	—	2,175	23	7	2,205
Utilized	(79)	(451)	(1)	(905)	(1,436)
Revision in estimated cash flow and discount rate adjustment	82	—	—	—	82
Unused amounts reversed	—	(180)	(232)	(551)	(963)
Unwinding of discount	311	—	—	—	311
Exchange differences	—	—	26	32	58

At December 31, 2017	3,992	2,290	576	315	7,173

Current	178	2,290	576	315	3,359
Non-current	3,814	—	—	—	3,814
Arising during the year	—	1,516	199	905	2,620
Utilized	(77)	(273)	—	(256)	(606)
Revision in estimated cash flow and discount rate adjustment	(309)	—	—	—	(309)
Unused amounts reversed	—	(646)	(188)	(20)	(854)
Unwinding of discount	302	—	—	—	302
Exchange differences	—	215	(4)	4	215

At December 31, 2018	3,908	3,102	583	948	8,541

Current	189	3,102	583	948	4,822
Non-current	3,719	—	—	—	3,719

Rehabilitation provision

The Group has numerous site rehabilitation obligations that it is required to perform under law or contract once an asset is permanently taken out of service. The main part of these obligations is not expected to be paid in a foreseeable future, and will be funded from the general Group’s resources when respective works will be performed. The Group’s rehabilitation provisions primarily relate to its steel and mining production facilities with related landfills and dump areas and its mines.

Provisions for legal claims

In the reporting period, the Group recognized unused amount reversed in respect of various cases because of risk adjustments based on new information and favorable court decisions.

As of December 31, 2017, management’s estimation in respect of claims from Minmetals changed because of negative court judgment and therefore provision was recognised in the amount of $18 million (RUB 1,045 million at the exchange rate as of December 31, 2017 and RUB 1,250 million at the exchange rate as of December 31, 2018). During 2018, a number of new claims in the amount of RUB 741 million was received from a third party and a provision for the negative court judgment of these claims was recognized based on best management’s estimate.

As of December 31, 2018, management assesses the outcome of several court proceedings and claims where the Group’s companies act as defendants in the aggregate amount of RUB 16,096 million (primarily associated with the metallurgical plants as defined Note 9(b)) as possible based on the management’s analysis and discussions with the legal advisers. In 2018-2019, the Group successfully sustained its position in the first court instance and the Supreme Court of the Russian Federation for the amount of RUB 12,700 million.

Provisions on taxes other than income tax

Management believes that it has paid or accrued all applicable taxes. Where uncertainty exists, the Group has accrued tax liabilities based on management’s best estimate of the probable outflow of resources embodying economic benefits which will be required to settle these liabilities. In accordance with IAS 37 the Group recorded RUB 583 million and RUB 576 million of other tax claims that management believes are probable as of December 31, 2018 and 2017, respectively. The Group does not believe that any other material tax matters exist relating to the Group, including current pending or future governmental claims and demands, which would require adjustment to the accompanying consolidated financial statements in order for those statements not to be materially misstated or misleading as of December 31, 2018.

Possible tax liabilities on taxes other than income tax, which were identified by management as those that can be subject to different interpretations of the tax law and regulations, are not accrued in the consolidated financial statements. The amount of such liabilities was RUB 1,689 million and RUB 1,354 million as of December 31, 2018 and 2017, respectively.

Environmental

Possible liabilities, which were identified by management as those that can be subject to potential claims from environmental authorities, are not accrued in the consolidated financial statements. The amount of such liabilities was not significant.